UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339
Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)
Stefanie V. Chang Yu, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	7/1/12– 6/30/13

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21339
Reporting Period: 07/01/2012 - 06/30/2013
Morgan Stanley Institutional Liquidity Funds

=========== Morgan Stanley Institutional Liquidity Funds Government  ===========
===========                        Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Morgan Stanley Institutional Liquidity Funds Government  ===========
===========                   Securities Portfolio                   ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Morgan Stanley Institutional Liquidity Funds Money Market  ==========
==========                         Portfolio                          ==========

NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC.

Ticker:       NPM            Security ID:  67063W847
Meeting Date: JUL 31, 2012   Meeting Type: Annual
Record Date:  JUN 01, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John P. Amboian          For       For          Management
1.2   Elect Director Robert P. Bremner        For       For          Management
1.3   Elect Director Jack B. Evans            For       For          Management
1.4   Elect Director David J. Kundert         For       For          Management
1.5   Elect Director Judith M. Stockdale      For       For          Management
1.6   Elect Director Carole E. Stone          For       For          Management
1.7   Elect Director Virginia L. Stringer     For       For          Management
1.8   Elect Director Terence J. Toth          For       For          Management
1.9   Elect Director William C. Hunter        For       For          Management
1.10  Elect Director William J. Schneider     For       For          Management

========= Morgan Stanley Institutional Liquidity Funds Prime Portfolio =========

NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC.

Ticker:       NPM            Security ID:  67063W847
Meeting Date: JUL 31, 2012   Meeting Type: Annual
Record Date:  JUN 01, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John P. Amboian          For       For          Management
1.2   Elect Director Robert P. Bremner        For       For          Management
1.3   Elect Director Jack B. Evans            For       For          Management
1.4   Elect Director David J. Kundert         For       For          Management
1.5   Elect Director Judith M. Stockdale      For       For          Management
1.6   Elect Director Carole E. Stone          For       For          Management
1.7   Elect Director Virginia L. Stringer     For       For          Management
1.8   Elect Director Terence J. Toth          For       For          Management
1.9   Elect Director William C. Hunter        For       For          Management
1.10  Elect Director William J. Schneider     For       For          Management

=========== Morgan Stanley Institutional Liquidity Funds Tax-Exempt  ===========
===========                        Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Morgan Stanley Institutional Liquidity Funds Treasury  ============
============                       Portfolio                        ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Morgan Stanley Institutional Liquidity Funds Treasury  ============
============                  Securities Portfolio                  ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Liquidity Funds

By (Signature and Title)*	/s/ Kevin Klingert
Kevin Klingert President and Principal Executive Officer

Date	August 28, 2013
* Print the name and title of each signing officer under his or her signature.